Components of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains (losses) on available-for-sale securities	$ (346)	$ (78)	$ 2,942	$ 5,743	$ 2,603
Reclassification adjustment for realized gains in net income	(167)	(1,151)	(3,819)	(2,588)	(2,083)
Other comprehensive (loss) income before income tax effect	(513)	(1,229)	(877)	3,155	520
Income tax benefit (expense)	204	917	347	(1,249)	(206)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(309)	(312)	(530)	1,906	314
Other comprehensive loss - pension plan			(360)	(632)	(218)
Income tax benefit			143	251	86
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax			(217)	(381)	(132)
Change in fair value of derivatives used for cash flow hedges	101	54	302	243	(158)
Income tax (expense) benefit	(49)	(20)	(120)	(97)	63
Net change in derivatives, net of tax effect	52	34	182	146	(95)
Other comprehensive (loss) income - equity investment	6	13	8	(31)	62
Income tax benefit (expense)
Net change in unrealized gain (loss) on equity investment, net of tax effect	6	13	8	(31)	62
Other comprehensive (loss) income, net of tax effect	$ (251)	$ (265)	$ (557)	$ 1,640	$ 149